Net revenues - Schedule of revenue by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue [abstract]
Shipments of vehicles and sales of other goods	€ 144,559	€ 45,736		€ 56,776
Other services provided	3,112	1,318		1,485
Construction contract revenues	602	0		0
Lease installments from assets sold with a buy-back commitment	994	578		683
Interest income of financial services activities	152	24		49
Total Net revenues	€ 149,419	€ 47,656	[1]	€ 58,993	[1]

[1]	Refer to Note 3, Scope of consolidation